UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab Global Real Estate Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

Schwab Investments
Schwab Global Real Estate Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	236,834,173	260,568,359
0.0%	Rights	—	3,032
0.9%	Short-Term Investments	2,187,166	2,187,166
99.6%	Total Investments	239,021,339	262,758,557
0.4%	Other Assets and Liabilities, Net		1,167,985
100.0%	Net Assets		263,926,542

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets
Australia 4.0%
Real Estate 4.0%
Abacus Property Group	614,989	1,366,021
Charter Hall Retail REIT	489,402	1,670,904
Dexus Property Group	36,165	220,670
Federation Centres	1,682,332	3,893,851
Mirvac Group	570,956	874,320
The GPT Group	684,658	2,408,747
		10,434,513
Austria 0.3%
Real Estate 0.3%
CA Immobilien Anlagen AG *	39,417	711,064
Brazil 1.3%
Consumer Durables & Apparel 0.7%
Ez Tec Empreendimentos e Participacoes S.A.	140,500	732,419
MRV Engenharia e Participacoes S.A.	487,790	1,163,482
		1,895,901
Real Estate 0.6%
BR Properties S.A.	428,400	1,418,454
		3,314,355
Canada 2.9%
Real Estate 2.9%
Calloway Real Estate Investment Trust	44,500	1,034,493
Canadian Apartment Properties REIT	199,114	4,399,849
H&R Real Estate Investment Trust	63,600	1,156,317
Security	Number of Shares	Value ($)
Milestone Apartments Real Estate Investment Trust	60,900	641,516
Morguard Real Estate Investment Trust	21,300	283,292
RioCan REIT	12,300	273,971
		7,789,438
China 1.5%
Real Estate 1.5%
Beijing Capital Land Ltd., Class H	843,300	638,489
China Resources Land Ltd.	848,700	2,735,673
Sunac China Holdings Ltd.	529,496	621,268
		3,995,430
France 2.4%
Real Estate 2.4%
Fonciere Des Regions	28,797	2,535,044
ICADE	7,791	606,799
Klepierre	15,390	682,813
Mercialys S.A.	31,383	746,920
Unibail-Rodamco SE	7,258	1,863,220
		6,434,796
Germany 2.1%
Real Estate 2.1%
Alstria Office REIT AG *	93,257	1,209,259
Deutsche Euroshop AG	39,982	1,934,505
Deutsche Wohnen AG	92,007	2,243,386
LEG Immobilien AG *	1,103	80,869
		5,468,019
Hong Kong 9.7%
Real Estate 9.7%
China Overseas Land & Investment Ltd.	558,000	2,013,113
CIFI Holdings Group Co., Ltd.	2,890,000	812,546
Hang Lung Properties Ltd.	1,176,000	3,711,892
Hysan Development Co., Ltd.	304,100	1,386,182
Kerry Properties Ltd.	374,500	1,561,736
KWG Property Holding Ltd.	2,356,093	2,238,715
Longfor Properties Co., Ltd.	1,314,500	2,162,310
New World Development Co., Ltd.	5,095,000	6,785,384
Sino Land Co., Ltd.	831,000	1,417,534
Swire Properties Ltd.	537,500	1,824,105
The Link REIT	279,900	1,622,466
		25,535,983

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
India 0.1%
Real Estate 0.1%
Housing Development & Infrastructure Ltd. *	138,883	236,353
Indonesia 0.9%
Real Estate 0.9%
PT Pakuwon Jati Tbk	74,334,500	2,483,069
Japan 10.7%
Real Estate 10.7%
Aeon Mall Co., Ltd.	17,430	319,218
Daiwa House Industry Co., Ltd.	123,500	2,957,763
Daiwa Office Investment Corp.	374	1,844,487
Frontier Real Estate Investment Corp.	182	861,227
Fukuoka REIT Corp.	462	812,351
Heiwa Real Estate Co., Ltd.	29,400	404,631
Japan Hotel REIT Investment Corp.	3,434	2,343,161
Japan Logistics Fund, Inc.	900	1,847,354
MID REIT, Inc.	394	1,171,575
Mitsubishi Estate Co., Ltd.	140,321	3,130,735
Mitsui Fudosan Co., Ltd.	92,500	2,688,345
Nippon Prologis REIT, Inc.	341	655,824
Nomura Real Estate Holdings, Inc.	136,700	2,799,229
Nomura Real Estate Master Fund, Inc.	498	638,241
NTT Urban Development Corp.	148,800	1,537,433
Premier Investment Corp.	481	2,630,894
Sumitomo Realty & Development Co., Ltd.	22,500	863,149
Top REIT, Inc.	181	759,393
		28,265,010
Mexico 0.4%
Real Estate 0.4%
Mexico Real Estate Management S.A. de C.V. *	382,867	557,683
PLA Administradora Industrial S de RL de C.V.	310,918	606,535
		1,164,218
Netherlands 0.5%
Real Estate 0.5%
Eurocommercial Properties N.V. CVA	31,056	1,389,071
Philippines 0.5%
Real Estate 0.5%
Vista Land & Lifescapes, Inc.	8,697,000	1,370,510
Security	Number of Shares	Value ($)
Singapore 2.5%
Real Estate 2.5%
CapitaCommercial Trust	478,000	571,941
CapitaLand Ltd.	1,504,600	3,889,713
Mapletree Commercial Trust	919,000	1,060,119
Mapletree Industrial Trust	865,900	1,023,687
		6,545,460
South Africa 0.8%
Real Estate 0.8%
Growthpoint Properties Ltd.	868,606	1,845,188
SA Corporate Real Estate Fund Nominees Pty Ltd.	892,510	340,991
		2,186,179
Sweden 1.9%
Real Estate 1.9%
Fastighets AB Balder, B Shares *	176,334	2,925,813
Hemfosa Fastigheter AB	202,264	2,070,136
		4,995,949
Switzerland 0.8%
Real Estate 0.8%
Allreal Holding AG - Reg'd *	4,549	635,510
Mobimo Holding AG - Reg'd *	3,502	737,984
PSP Swiss Property AG - Reg’d *	2,058	176,819
Swiss Prime Site AG - Reg'd *	6,861	549,067
		2,099,380
Thailand 1.1%
Real Estate 1.1%
Central Pattana PCL	1,235,900	1,588,962
Pruksa Real Estate PCL	1,679,000	1,227,806
		2,816,768
United Arab Emirates 1.8%
Real Estate 1.8%
Aldar Properties PJSC	1,661,600	1,170,256
Emaar Properties PJSC	1,707,407	3,592,867
		4,763,123
United Kingdom 7.2%
Consumer Durables & Apparel 1.6%
Persimmon plc *	140,427	4,222,619
Real Estate 5.6%
Great Portland Estates plc	127,312	1,611,221
Land Securities Group plc	310,770	6,245,891
Safestore Holdings plc	348,700	1,453,630
Segro plc	162,102	1,055,939
St. Modwen Properties plc	106,245	720,339

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The British Land Co., plc	97,202	1,281,547
The Unite Group plc	246,116	2,341,619
		14,710,186
		18,932,805
United States 45.3%
Real Estate 45.3%
AvalonBay Communities, Inc.	12,400	2,064,600
Brixmor Property Group, Inc.	29,900	740,922
CBL & Associates Properties, Inc.	87,302	1,540,880
Chambers Street Properties	670,400	5,108,448
CoreSite Realty Corp.	25,644	1,210,397
Cousins Properties, Inc.	176,219	1,700,513
CubeSmart	9,500	226,005
CyrusOne, Inc.	83,100	2,681,637
Duke Realty Corp.	253,480	4,958,069
DuPont Fabros Technology, Inc.	46,200	1,489,488
Empire State Realty Trust, Inc., Class A	108,600	1,963,488
Equity LifeStyle Properties, Inc.	112,900	6,185,791
Equity Residential	135,800	10,092,656
Extra Space Storage, Inc.	57,100	3,998,713
First Industrial Realty Trust, Inc.	273,800	5,341,838
General Growth Properties, Inc.	180,800	5,122,064
HCP, Inc.	70,748	2,739,363
Health Care REIT, Inc.	5,100	358,326
Healthcare Trust of America, Inc., Class A	61,494	1,524,436
Host Hotels & Resorts, Inc.	213,993	4,262,740
Investors Real Estate Trust	52,165	377,675
Kilroy Realty Corp.	89,200	6,161,044
Kimco Realty Corp.	141,800	3,397,528
Omega Healthcare Investors, Inc.	17,400	626,922
Prologis, Inc.	34,400	1,361,896
Public Storage	9,900	1,916,046
Regency Centers Corp.	33,811	2,134,826
Retail Properties of America, Inc., Class A	126,700	1,900,500
RLJ Lodging Trust	38,603	1,166,969
Simon Property Group, Inc.	80,481	14,599,253
SL Green Realty Corp.	60,800	7,214,528
Summit Hotel Properties, Inc.	168,100	2,245,816
UDR, Inc.	99,003	3,223,538
Ventas, Inc.	118,467	7,880,425
Weingarten Realty Investors	62,838	2,119,526
		119,636,866
Total Common Stock
(Cost $236,834,173)		260,568,359

Rights 0.0% of net assets
Germany 0.0%
Deutsche Wohnen AG *	92,007	3,032
Security	Number of Shares	Value ($)
Switzerland 0.0%
Swiss Prime Site AG - Reg'd *(a)	1	—
Total Rights
(Cost $—)		3,032
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.9% of net assets
Time Deposits 0.9%
HSBC Bank Plc
Hong Kong Dollar
0.01%, 06/01/15	6,230,824	803,599
JPMorgan Chase Bank
US Dollar
0.03%, 06/01/15	1,383,567	1,383,567
Total Short-Term Investments
(Cost $2,187,166)		2,187,166

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $239,689,068 and the unrealized appreciation and depreciation were $31,786,628 and ($8,717,139), respectively, with a net unrealized appreciation of $23,069,489.
As of 05/31/15, the values of certain foreign securities held by the fund aggregating $117,562,401were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	9	947,700	28,764

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$134,721,645	$—	$—	$134,721,645
Australia [1]	—	10,434,513	—	10,434,513
Austria [1]	—	711,064	—	711,064
China [1]	—	3,995,430	—	3,995,430
France
Real Estate	746,920	5,687,876	—	6,434,796
Germany [1]	—	5,468,019	—	5,468,019
Hong Kong
Real Estate	812,546	24,723,437	—	25,535,983
India [1]	—	236,353	—	236,353
Indonesia [1]	—	2,483,069	—	2,483,069
Japan [1]	—	28,265,010	—	28,265,010
Netherlands [1]	—	1,389,071	—	1,389,071
Philippines [1]	—	1,370,510	—	1,370,510
Singapore [1]	—	6,545,460	—	6,545,460
South Africa
Real Estate	340,991	1,845,188	—	2,186,179
Sweden [1]	—	4,995,949	—	4,995,949
Switzerland
Real Estate	812,329	1,287,051	—	2,099,380
United Arab Emirates[1]	—	4,763,123	—	4,763,123
United Kingdom
Consumer Durables & Apparel	—	4,222,619	—	4,222,619
Real Estate	5,571,527	9,138,659	—	14,710,186
Rights [1]	3,032	—	—	3,032
Short-Term Investments[1]	—	2,187,166	—	2,187,166
Total	$143,008,990	$119,749,567	$—	$262,758,557
Other Financial Instruments
Futures Contracts[2]	$28,764	$—	$—	$28,764
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,960,727 and $3,025,898 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended May 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
REG406025MAY15

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 16, 2015